Employee benefits and sharebased payments (Details) - shares shares in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Employee benefits and sharebased payments
At the beginning	3,865,110	4,162,917	4,483,656
Granted	368,934	297,807	320,739
At the end	3,496,176	3,865,110	4,162,917